Hartford Life Insurance Company Separate Account Three:
333-101927	Hartford Select Leaders (Series II-IV)
333-102625	Hartford Select Leaders Outlook (Series I-II)

Hartford Life and Annuity Company Separate Account Three:
333-034998	Hartford Select Leaders (Series I/IR)
033-080732	Select Dimensions (Series I)
333-101928	Hartford Select Leaders (Series II-IV)
333-102628	Hartford Select Leaders Outlook (Series I-II)

Supplements Dated September 10, 2008 to your Prospectus and

Statement of Additional Information Dated May 1, 2008

Supplement Dated September 10, 2008 to your Prospectus

Effective on or about November 3, 2008, the following name change will take place:

Old Name	New Name

Morgan Stanley – Utilities Portfolio	Morgan Stanley – Global Infrastructure Portfolio

As a result, all references to the Morgan Stanley – Utilities Portfolio are deleted and replaced with Morgan Stanley – Global Infrastructure Portfolio.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-7849

Supplement Dated September 10, 2008 to your Statement of Additional Information

Effective on or about November 3, 2008, the following name change will take place:

Old Name	New Name

Morgan Stanley – Utilities Portfolio	Morgan Stanley – Global Infrastructure Portfolio

As a result, all references to the Morgan Stanley – Utilities Portfolio are deleted and replaced with Morgan Stanley – Global Infrastructure Portfolio.

This Supplement Should Be Retained With

The Statement of Additional Information For Future Reference.

HV-7851